Deferred shipping revenues	9 Months Ended
Sep. 30, 2026
Deferred shipping revenues [Abstract]
Deferred shipping revenues
Note 8 – Deferred shipping revenues
Deferred shipping revenues relate to charter hire payments paid in advance. As of September 30, 2026, $14.6 million was recognized as deferred shipping revenues in the interim consolidated statement of financial position, compared to $11.4 million as of December 31, 2025.